Property and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Net book value	$ 1,191,000	$ 931,000
Balance, beginning of the year	1,191,000
Impairment of assets	5,506,000	42,000
Balance, end of the year	931,000	1,191,000
Accumulated depreciation and amortisation
Statement [Line Items]
Balance, beginning of the year	(1,883,000)	(1,542,000)	$ (1,193,000)
Disposal of assets		(9,000)
Impairment of assets		13,000
Balance, end of the year		(1,883,000)	(1,542,000)
Depreciation	(341,000)	(371,000)
Gross carrying amount
Statement [Line Items]
Balance, beginning of the year	2,814,000	2,733,000	2,415,000
Additions	81,000	398,000
Disposal of assets		25,000
Impairment of assets		(55,000)
Balance, end of the year		2,814,000	2,733,000
Gross carrying amount | Office Leases
Statement [Line Items]
Balance, beginning of the year	531,000	531,000	236,000
Additions	0	295,000
Disposal of assets	0	0
Impairment of assets		0
Balance, end of the year		531,000	531,000
Other
Statement [Line Items]
Net book value	4,000	8,000
Other | Accumulated depreciation and amortisation
Statement [Line Items]
Balance, beginning of the year	(7,000)	(3,000)
Disposal of assets		(9,000)
Impairment of assets		13,000
Balance, end of the year		(7,000)	(3,000)
Depreciation	(4,000)	(25,000)
Other | Gross carrying amount
Statement [Line Items]
Balance, beginning of the year	11,000	11,000	23,000
Additions	0	68,000
Disposal of assets	0	25,000
Impairment of assets		(55,000)
Balance, end of the year		11,000	11,000
Machinery and Equipment
Statement [Line Items]
Net book value	679,000	802,000
Machinery and Equipment | Accumulated depreciation and amortisation
Statement [Line Items]
Balance, beginning of the year	(1,593,000)	(1,389,000)	(1,176,000)
Disposal of assets		0
Impairment of assets		0
Balance, end of the year		(1,593,000)	(1,389,000)
Depreciation	(204,000)	(213,000)	(17,000)
Machinery and Equipment | Gross carrying amount
Statement [Line Items]
Balance, beginning of the year	2,272,000	2,191,000	2,156,000
Additions	81,000	35,000	35,000
Disposal of assets		0
Impairment of assets		0
Balance, end of the year		2,272,000	2,191,000
Office Lease
Statement [Line Items]
Net book value	248,000	381,000
Office Lease | Accumulated depreciation and amortisation
Statement [Line Items]
Balance, beginning of the year	(283,000)	(150,000)	(17,000)
Disposal of assets		0
Balance, end of the year		(283,000)	$ (150,000)
Depreciation	$ (133,000)	$ (133,000)